SHAREHOLDERS' EQUITY (Awards Outstanding by Exercise Price) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.01
Maximum exercise price	$ 16.62
Awards outstanding	1,621,620
Weighted average remaining contractual life	1 year 4 months 21 days
Aggregate intrinsic value	$ 33,160	[1],[2]
Awards exercisable	467,484
Weighted average remaining contractual life	1 year 9 months 22 days
$0.01 (RSUs) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.01
Maximum exercise price	$ 0.01
Awards outstanding	1,154,136
Weighted average remaining contractual life	1 year 2 months 23 days
Aggregate intrinsic value	28,392
Awards exercisable
Weighted average remaining contractual life
$ 2.88 - $3.04 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.88
Maximum exercise price	$ 3.04
Awards outstanding	10,356
Weighted average remaining contractual life	7 months 24 days
Aggregate intrinsic value	224
Awards exercisable	10,356
Weighted average remaining contractual life	7 months 24 days
$ 10.33 - $11.97 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.33
Maximum exercise price	$ 11.97
Awards outstanding	65,217
Weighted average remaining contractual life	2 years 8 months 19 days
Aggregate intrinsic value	853
Awards exercisable	65,217
Weighted average remaining contractual life	2 years 8 months 19 days
$ 13.45 - $16.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 13.45
Maximum exercise price	$ 16.62
Awards outstanding	391,911
Weighted average remaining contractual life	1 year 8 months 5 days
Aggregate intrinsic value	$ 3,691
Awards exercisable	391,911
Weighted average remaining contractual life	1 year 8 months 5 days

[1]	Includes (i) 467,484 stock options with weighted average exercise price of $ 14.41, with weighted average remaining contractual term of 1.81 years and with aggregate intrinsic value of $ 4,768; and (ii) 1,154,136 RSUs, with weighted average remaining contractual term of 1.23 years and with aggregate intrinsic value of $ 28,392.
[2]	The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Ordinary Shares on the NASDAQ Global Select Market on December 31, 2013 and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on December 31, 2013. This amount changes based on the fair market value of the Ordinary Shares.